Subsequent Events (Details) $ / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
	Sep. 26, 2016 USD ($) Vessel	Aug. 10, 2016 USD ($) $ / shares shares	Jul. 28, 2016 Installment	Aug. 06, 2015 Vessel	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Vessel
Secured Credit Facility [Abstract]
Outstanding balance					$ 177,090		$ 177,505
Common Stock [Abstract]
Net proceeds from direct offering					0	$ 4,800
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel							8
Capesize Vessel [Member]
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel				5
Loan Agreement dated March 6, 2015 [Member]
Secured Credit Facility [Abstract]
Outstanding balance					$ 7,700
Subsequent Event [Member]
Common Stock [Abstract]
Net proceeds from direct offering		$ 4,147
Issuance of common stock (in shares) | shares		1,180,000
Common stock purchase price (in dollars per share) | $ / shares		$ 4.15
Subsequent Event [Member] | Capesize Vessel [Member]
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel	2
Purchase price per vessel	$ 20,750
Subsequent Event [Member] | Loan Agreement dated March 6, 2015 [Member]
Secured Credit Facility [Abstract]
Number of consecutive payment installments that can be partially deferred | Installment			4